Derivatives - Offsetting Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Offsetting Liabilities [Line Items]
Derivative liabilities, after netting	$ 27,200	$ 28,500
Other gross derivative liabilities	11,300	18,400
Derivative liabilities	38,450	46,909
Less: Financial instruments collateral	(6,500)	(8,900)
Total net derivative liabilities	32,000	38,000
Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	450,500	571,900
Less: Legally enforceable master netting agreements and cash collateral paid	(425,700)	(545,500)
Exchange-traded (1)
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	11,000	11,300
Less: Legally enforceable master netting agreements and cash collateral paid	(8,700)	(9,800)
Over-the-counter cleared
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	208,300	376,100
Less: Legally enforceable master netting agreements and cash collateral paid	(208,200)	(375,500)
Interest rate contracts | Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	297,200	373,200
Interest rate contracts | Exchange-traded (1)
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	0	100
Interest rate contracts | Over-the-counter cleared
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	201,700	368,700
Foreign exchange risk | Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	107,500	139,900
Foreign exchange risk | Over-the-counter cleared
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	100	0
Equity contracts | Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	14,000	16,700
Equity contracts | Exchange-traded (1)
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	9,200	7,800
Commodity contracts | Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	8,900	11,900
Commodity contracts | Exchange-traded (1)
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	1,800	3,400
Commodity contracts | Over-the-counter cleared
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	100	600
Credit derivatives
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	29
Credit derivatives | Over-the-counter
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	22,900	30,200
Credit derivatives | Over-the-counter cleared
Offsetting Liabilities [Line Items]
Total gross derivative liabilities, before netting	$ 6,400	$ 6,800